Property Held for Lease, Net - Summary of Property Held for Lease, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Property held for lease	$ 220,259	$ 213,838
Less: accumulated depreciation	(158,507)	(147,101)
Property held for lease, net	$ 61,752	$ 66,737